Fees Summary	Aug. 15, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,812,641,994.24
Previously Paid Amount	0.00
Total Fee Amount	277,515.49
Total Offset Amount	0.00
Net Fee	277,515.49
Narrative - Max Aggregate Offering Price	$ 1,812,641,994.24
Final Prospectus	true